Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 6) - bbl bbl in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	10,921	10,473	9,880
Net develop proved developed reserves		5,125	5,687
Net Proved Undeveloped reserves	5,194	5,348	4,193
Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,711	5,110	5,671
Net Proved Undeveloped reserves	5,193	5,346	4,191
Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	15	15	16
Total Consolidated And Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	5,727
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	2
Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,694	5,093	5,656
Net Proved Undeveloped reserves	5,179	5,330	4,173
South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	17	17	15
Net Proved Undeveloped reserves	13	15	18
North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	15	15	16
North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	2
Crude Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	9,228	8,926	8,425
Net develop proved developed reserves	4,726	4,200	4,727
Net Proved Undeveloped reserves	4,503	4,726	3,698
Crude Oil 1 [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,711	4,186	4,712
Net Proved Undeveloped reserves	4,501	4,724	3,696
Crude Oil 1 [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	14	15
Crude Oil 1 [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	2
Crude Oil 1 [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	4,710	4,185	4,711
Net Proved Undeveloped reserves	4,500	4,723	3,695
Crude Oil 1 [Member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	1	1	1
Net Proved Undeveloped reserves	1	1	1
Crude Oil 1 [Member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	14	14	15
Crude Oil 1 [Member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	2	2	2
Natural Gas [member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	9,504	8,683	8,096
Net develop proved developed reserves	5,620	5,193	5,316
Net Proved Undeveloped reserves	3,885	3,490	2,780
Natural Gas [member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,614	5,188	5,310
Net Proved Undeveloped reserves	3,884	3,489	2,779
Natural Gas [member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	6	5	6
Natural Gas [member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	1	1	1
Natural Gas [member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	5,522	5,097	5,232
Net Proved Undeveloped reserves	3,814	3,407	2,681
Natural Gas [member] | South America Outside Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves	92	91	79
Net Proved Undeveloped reserves	70	82	98
Natural Gas [member] | North America One [Member] | Total Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net develop proved developed reserves	6	5	6
Natural Gas [member] | North America One [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net Proved Undeveloped reserves	1	1	1
Synthetic Oil [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			10
Net develop proved developed reserves			10
Synthetic Oil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			10
Synthetic Oil [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			10
Synthetic Gas [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			17
Net develop proved developed reserves			17
Synthetic Gas [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			17
Synthetic Gas [Member] | Country Of Brazil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net Proved developed reserves			17